Cover	Mar. 15, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 15, 2023
Entity File Number	000-52690
Entity Registrant Name	Petrolia Energy Corporation
Entity Central Index Key	0001368637
Entity Tax Identification Number	86-1061005
Entity Incorporation, State or Country Code	TX
Entity Address, Address Line One	710 N. Post Oak Road
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77024
City Area Code	(832)
Local Phone Number	723-1266
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false